UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02402

John Hancock Sovereign Bond Fund

(Exact name of registrant as specified in charter) Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
Bond Fund
Fixed income
May 31, 2022

A message to shareholders
Dear shareholder,
The bond market declined for the 12 months ended May 31, 2022, reflecting a broad rise in bond yields. A recovering and growing economy, combined with supply chain shortages and increased government spending, led to the inflation rate surging to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates in March 2022, which pushed bond yields higher and prices lower. Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hikes and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
49	Financial statements
53	Financial highlights
60	Notes to financial statements
72	Report of independent registered public accounting firm
73	Tax information
74	Statement regarding liquidity risk management
76	Trustees and Officers
80	More information
ANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2022 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, suffered a loss
Fixed-income assets were pressured by rising inflation and the U.S. Federal Reserve’s shift toward tighter monetary policy.
All segments of the bond market lost ground
Investment-grade corporate bonds, which were adversely affected by both rising U.S. Treasury yields and widening yield spreads, were the weakest area of the domestic market.
The fund underperformed the index
Yield curve positioning was the primary detractor from performance.

PORTFOLIO COMPOSITION AS OF 5/31/2022 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended May 31, 2022?
Bonds experienced significant headwinds over the period, ending a long, multi-year stretch of positive performance. The market held up well through most of 2021 despite rising inflation, largely as a result of the U.S. Federal Reserve’s (Fed’s) stance that the price pressures were transitory. The environment grew more challenging in November, when the Fed was compelled to shift its policy as it became apparent that inflation was becoming entrenched. The Fed announced that it would taper quantitative easing and begin to raise interest rates in 2022. It subsequently raised rates by a quarter point in March 2022 and another half point in May. As the reporting period drew to a close, market prices reflected expectations that the Fed would raise interest rates several more times before the end of 2022.
In combination, these developments weighed heavily on bond market performance. U.S. Treasury yields rose sharply as prices fell and the yield curve flattened considerably as a result of these shifts. Investment-grade corporates lagged Treasuries by a sizable margin and were the worst-performing segment of the fund’s investment universe. High-yield corporates and securitized assets (mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities), while losing ground in absolute terms, nonetheless outpaced Treasuries.
What elements of the fund’s positioning helped and hurt results?
Consistent with the broader environment, the fund had a negative absolute return. It finished behind the benchmark with the majority of the shortfall stemming from yield curve positioning. An overweight in intermediate-term bonds—which
COUNTRY COMPOSITION AS OF 5/31/2022 (% of net assets)
United States	89.1
Canada	1.7
United Kingdom	1.5
Ireland	1.0
Other countries	6.7
TOTAL	100.0
ANNUAL REPORT | JOHN HANCOCK BOND FUND	5

experienced the largest rise in yields—was a key detractor. Security selection had a largely neutral effect, while asset allocation was a very slight positive. With respect to asset allocation, the fund’s sizable out-of-benchmark position in high-yield bonds contributed positively; however, the benefit was offset by an underweight in U.S. Treasuries and a small position in the emerging markets.
What were some key aspects of your portfolio activity?
We refrained from making reactionary decisions in response to historic volatility, opting instead to make adjustments on the margin as opportunities presented themselves. The fund remained overweight in investment-grade and high-yield corporates, although we reduced the allocations during the year. In addition, we shifted to a somewhat more defensive posture due to the maturity of the current economic cycle. Given the expectations for further Fed rate hikes, we maintained an overweight in the financials sector, with an emphasis on issuers with the potential to benefit from rising rates. We added to the fund’s weighting in securitized assets, with an emphasis on floating-rate securities due to their ability to offset the effect of rising rates. The fund’s allocation to U.S. Treasuries declined, reflecting both allocation decisions and the category’s negative price performance. We sought to keep the fund’s duration (interest-rate sensitivity) neutral to slightly below that of the benchmark for most of the period. The fund was positioned for a flattening of the yield curve for most of the year through an overweight in intermediate-term bonds, but we had moved it to a more neutral posture by the end of May.
Can you tell us about recent additions to the management team?
Effective June 30, 2021, Pranay Sonalkar was added to the team. Effective March 31, 2022, Connor Minnaar, CFA, was added to the team.
MANAGED BY

Howard C. Greene, CFA
Jeffrey N. Given, CFA
Pranay Sonalkar
Connor Minnaar, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-22	as of 5-31-22
Class A	-12.53	0.68	2.38	3.44	26.53	3.44	3.43
Class C	-10.41	0.79	2.08	4.03	22.82	2.88	2.88
Class I1	-8.61	1.81	3.12	9.40	35.95	3.88	3.87
Class R2[1]	-8.96	1.40	2.74	7.22	31.05	3.49	3.48
Class R4[1,2]	-8.72	1.67	2.93	8.64	33.51	3.72	3.61
Class R6[1]	-8.50	1.91	3.24	9.93	37.58	3.99	3.98
Class NAV[1,2]	-8.49	1.94	3.10	10.06	35.68	4.00	3.99
Index††	-8.22	1.18	1.71	6.02	18.44	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.78	1.48	0.48	0.87	0.72	0.37	0.36
Net (%)	0.77	1.47	0.47	0.86	0.61	0.36	0.35
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-12	12,282	12,282	11,844
Class I1	5-31-12	13,595	13,595	11,844
Class R2[1]	5-31-12	13,105	13,105	11,844
Class R4[1,2]	5-31-12	13,351	13,351	11,844
Class R6[1]	5-31-12	13,758	13,758	11,844
Class NAV[1,2]	5-31-12	13,568	13,568	11,844
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R4 and Class NAV shares were first offered on 3-27-15 and 8-31-15, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2021	Ending value on 5-31-2022	Expenses paid during period ended 5-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$901.70	$3.56	0.75%
	Hypothetical example	1,000.00	1,021.20	3.78	0.75%
Class C	Actual expenses/actual returns	1,000.00	898.50	6.86	1.45%
	Hypothetical example	1,000.00	1,017.70	7.29	1.45%
Class I	Actual expenses/actual returns	1,000.00	903.70	2.14	0.45%
	Hypothetical example	1,000.00	1,022.70	2.27	0.45%
Class R2	Actual expenses/actual returns	1,000.00	901.40	4.03	0.85%
	Hypothetical example	1,000.00	1,020.70	4.28	0.85%
Class R4	Actual expenses/actual returns	1,000.00	903.20	2.85	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Class R6	Actual expenses/actual returns	1,000.00	903.70	1.66	0.35%
	Hypothetical example	1,000.00	1,023.20	1.77	0.35%
Class NAV	Actual expenses/actual returns	1,000.00	904.30	1.61	0.34%
	Hypothetical example	1,000.00	1,023.20	1.72	0.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-22
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 29.1%				$6,359,749,787
(Cost $6,649,293,546)
U.S. Government 13.1%				2,858,075,269
U.S. Treasury
Bond	2.250	02-15-52	1,853,541,000	1,550,313,277
Bond	2.500	02-15-45	46,172,000	39,879,262
Bond	2.875	05-15-52	115,379,000	111,016,232
Bond	3.250	05-15-42	522,085,000	520,371,909
Note	2.625	05-31-27	31,799,000	31,513,306
Note	2.875	05-15-32	604,226,000	604,981,283
U.S. Government Agency 16.0%				3,501,674,518
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	135,302,922	120,842,517
30 Yr Pass Thru	2.000	11-01-50	25,655,667	22,937,787
30 Yr Pass Thru	2.000	11-01-51	16,211,520	14,453,595
30 Yr Pass Thru	2.000	11-01-51	17,506,760	15,608,383
30 Yr Pass Thru	2.000	12-01-51	53,943,163	48,060,025
30 Yr Pass Thru	2.000	01-01-52	18,685,344	16,647,487
30 Yr Pass Thru	2.000	03-01-52	70,436,040	62,688,125
30 Yr Pass Thru	2.500	09-01-50	30,473,928	28,275,859
30 Yr Pass Thru	2.500	10-01-50	141,741,682	131,971,952
30 Yr Pass Thru (A)	2.500	08-01-51	69,066,563	64,203,538
30 Yr Pass Thru	2.500	11-01-51	51,254,809	47,557,826
30 Yr Pass Thru	2.500	12-01-51	16,820,229	15,505,811
30 Yr Pass Thru	3.000	03-01-43	3,713,057	3,635,210
30 Yr Pass Thru	3.000	12-01-45	12,514,919	12,189,958
30 Yr Pass Thru	3.000	05-01-46	2,204,129	2,148,274
30 Yr Pass Thru	3.000	10-01-46	5,195,567	5,049,294
30 Yr Pass Thru	3.000	10-01-46	3,856,377	3,761,064
30 Yr Pass Thru	3.000	10-01-46	7,032,823	6,828,232
30 Yr Pass Thru	3.000	10-01-46	52,619,511	51,096,987
30 Yr Pass Thru	3.000	12-01-46	39,258,452	38,079,583
30 Yr Pass Thru	3.000	12-01-46	9,355,134	9,112,220
30 Yr Pass Thru	3.000	04-01-47	25,843,803	25,075,831
30 Yr Pass Thru	3.000	09-01-49	13,768,787	13,241,817
30 Yr Pass Thru	3.000	10-01-49	17,116,297	16,498,651
30 Yr Pass Thru	3.000	12-01-49	15,941,858	15,296,845
30 Yr Pass Thru	3.000	01-01-50	13,906,573	13,400,404
30 Yr Pass Thru	3.000	02-01-50	9,016,992	8,688,793
30 Yr Pass Thru	3.000	06-01-51	85,400,541	82,011,932
30 Yr Pass Thru	3.500	06-01-42	2,711,523	2,717,150
30 Yr Pass Thru	3.500	04-01-44	3,988,174	4,001,436
30 Yr Pass Thru	3.500	05-01-45	6,387,775	6,393,047
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-46	38,354,650	$38,434,247
30 Yr Pass Thru	3.500	09-01-46	8,198,140	8,174,163
30 Yr Pass Thru	3.500	10-01-46	1,521,629	1,525,262
30 Yr Pass Thru	3.500	10-01-46	14,716,784	14,673,742
30 Yr Pass Thru	3.500	11-01-46	4,764,188	4,750,254
30 Yr Pass Thru	3.500	11-01-46	5,232,136	5,233,184
30 Yr Pass Thru	3.500	12-01-46	6,725,803	6,729,252
30 Yr Pass Thru	3.500	01-01-47	4,648,151	4,653,440
30 Yr Pass Thru	3.500	02-01-47	6,532,208	6,543,723
30 Yr Pass Thru	3.500	04-01-47	8,544,744	8,559,806
30 Yr Pass Thru	3.500	09-01-47	21,928,184	21,905,166
30 Yr Pass Thru	3.500	03-01-52	29,099,923	28,772,121
30 Yr Pass Thru	4.000	01-01-41	6,079,979	6,231,521
30 Yr Pass Thru	4.000	03-01-42	3,151,636	3,227,420
30 Yr Pass Thru	4.000	11-01-43	2,565,708	2,634,019
30 Yr Pass Thru	4.000	01-01-47	6,523,855	6,666,971
30 Yr Pass Thru	4.000	03-01-47	18,733,921	19,074,641
30 Yr Pass Thru	4.000	04-01-47	7,662,520	7,796,612
30 Yr Pass Thru	4.000	05-01-47	6,567,324	6,680,609
30 Yr Pass Thru	4.000	10-01-47	9,603,166	9,755,314
30 Yr Pass Thru	4.000	03-01-48	2,697,492	2,734,245
30 Yr Pass Thru	4.000	07-01-48	18,579,135	18,917,039
30 Yr Pass Thru	4.000	08-01-48	9,184,718	9,337,412
30 Yr Pass Thru	5.500	11-01-39	2,331,347	2,526,830
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	37,640,059	33,617,304
30 Yr Pass Thru	2.000	09-01-50	22,119,420	19,748,510
30 Yr Pass Thru	2.000	09-01-50	21,516,836	19,223,963
30 Yr Pass Thru	2.000	10-01-50	25,975,151	23,199,075
30 Yr Pass Thru	2.000	11-01-50	35,853,312	32,043,922
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	316	326
30 Yr Pass Thru	2.500	08-01-50	29,899,686	27,764,062
30 Yr Pass Thru	2.500	08-01-50	32,173,073	29,955,502
30 Yr Pass Thru	2.500	09-01-50	132,255,526	123,139,641
30 Yr Pass Thru	2.500	09-01-50	13,399,170	12,491,316
30 Yr Pass Thru	2.500	09-01-50	70,150,096	65,139,534
30 Yr Pass Thru	2.500	08-01-51	5,975,362	5,535,960
30 Yr Pass Thru	2.500	08-01-51	47,320,546	43,822,313
30 Yr Pass Thru (A)	2.500	10-01-51	24,014,636	22,239,323
30 Yr Pass Thru	2.500	11-01-51	51,719,781	48,090,278
30 Yr Pass Thru	2.500	11-01-51	48,578,193	44,888,310
30 Yr Pass Thru	2.500	01-01-52	56,595,965	52,332,444
30 Yr Pass Thru (A)	2.500	02-01-52	142,512,962	131,777,090
30 Yr Pass Thru (A)	2.500	03-01-52	1,162,801	1,074,386
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	07-01-42	2,207,308	$2,148,178
30 Yr Pass Thru	3.000	10-01-42	3,452,898	3,360,401
30 Yr Pass Thru	3.000	10-01-42	2,033,013	1,978,551
30 Yr Pass Thru	3.000	04-01-43	1,659,268	1,614,819
30 Yr Pass Thru	3.000	12-01-45	17,429,953	16,892,223
30 Yr Pass Thru	3.000	08-01-46	26,483,307	25,691,101
30 Yr Pass Thru	3.000	08-01-46	19,939,896	19,349,657
30 Yr Pass Thru	3.000	09-01-46	2,663,152	2,595,140
30 Yr Pass Thru	3.000	10-01-46	1,875,354	1,827,461
30 Yr Pass Thru	3.000	10-01-46	14,601,628	14,123,776
30 Yr Pass Thru	3.000	01-01-47	18,110,625	17,585,853
30 Yr Pass Thru	3.000	02-01-47	10,688,707	10,402,374
30 Yr Pass Thru	3.000	10-01-47	21,767,154	21,102,420
30 Yr Pass Thru	3.000	11-01-47	22,838,221	22,155,052
30 Yr Pass Thru	3.000	11-01-48	39,879,329	38,574,242
30 Yr Pass Thru	3.000	11-01-48	13,783,783	13,354,234
30 Yr Pass Thru	3.000	09-01-49	18,267,057	17,567,926
30 Yr Pass Thru	3.000	09-01-49	33,025,125	31,730,200
30 Yr Pass Thru	3.000	10-01-49	8,658,039	8,307,732
30 Yr Pass Thru	3.000	10-01-49	34,940,874	33,767,374
30 Yr Pass Thru	3.000	11-01-49	22,691,481	21,773,377
30 Yr Pass Thru	3.000	11-01-49	23,957,926	23,093,397
30 Yr Pass Thru	3.000	11-01-49	18,540,674	17,825,276
30 Yr Pass Thru	3.000	11-01-49	20,434,376	19,607,595
30 Yr Pass Thru	3.000	12-01-49	21,947,980	21,101,111
30 Yr Pass Thru	3.000	01-01-50	18,856,423	18,122,950
30 Yr Pass Thru	3.000	01-01-52	44,276,110	42,412,046
30 Yr Pass Thru	3.000	02-01-52	18,659,019	17,855,964
30 Yr Pass Thru	3.000	02-01-52	40,655,285	38,854,728
30 Yr Pass Thru	3.500	11-01-40	1,170,570	1,171,701
30 Yr Pass Thru	3.500	06-01-42	1,105,605	1,106,971
30 Yr Pass Thru	3.500	08-01-42	2,495,630	2,498,713
30 Yr Pass Thru	3.500	06-01-43	9,971,363	9,993,028
30 Yr Pass Thru	3.500	07-01-43	3,008,832	3,015,369
30 Yr Pass Thru	3.500	07-01-43	3,149,845	3,156,689
30 Yr Pass Thru	3.500	01-01-45	2,052,062	2,058,445
30 Yr Pass Thru	3.500	04-01-45	6,353,494	6,355,386
30 Yr Pass Thru	3.500	04-01-45	1,721,800	1,722,313
30 Yr Pass Thru	3.500	04-01-45	7,607,731	7,609,997
30 Yr Pass Thru	3.500	01-01-46	19,276,989	19,312,850
30 Yr Pass Thru	3.500	02-01-46	11,585,187	11,548,813
30 Yr Pass Thru	3.500	07-01-46	8,401,451	8,367,196
30 Yr Pass Thru	3.500	07-01-46	4,255,145	4,239,125
30 Yr Pass Thru	3.500	08-01-46	19,835,870	19,823,181
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-47	23,116,366	$23,087,131
30 Yr Pass Thru	3.500	03-01-47	25,675,237	25,682,883
30 Yr Pass Thru	3.500	05-01-47	16,047,918	16,067,742
30 Yr Pass Thru	3.500	07-01-47	30,377,447	30,395,986
30 Yr Pass Thru	3.500	08-01-47	20,850,626	20,843,804
30 Yr Pass Thru	3.500	11-01-47	25,103,768	25,040,639
30 Yr Pass Thru	3.500	12-01-47	12,198,950	12,130,152
30 Yr Pass Thru	3.500	01-01-48	19,655,105	19,544,256
30 Yr Pass Thru	3.500	03-01-48	4,863,882	4,860,770
30 Yr Pass Thru	3.500	03-01-48	10,798,174	10,727,152
30 Yr Pass Thru	3.500	03-01-49	3,097,540	3,080,071
30 Yr Pass Thru	3.500	06-01-49	19,531,113	19,366,032
30 Yr Pass Thru	3.500	06-01-49	59,901,778	59,563,950
30 Yr Pass Thru	3.500	09-01-49	5,775,893	5,722,110
30 Yr Pass Thru	3.500	12-01-49	27,687,121	27,412,005
30 Yr Pass Thru	3.500	02-01-50	29,322,219	29,010,240
30 Yr Pass Thru	3.500	02-01-52	27,853,427	27,620,180
30 Yr Pass Thru	3.500	02-01-52	37,643,207	37,057,419
30 Yr Pass Thru	3.500	04-01-52	36,510,090	35,984,721
30 Yr Pass Thru	3.500	04-01-52	23,885,488	23,564,176
30 Yr Pass Thru (A)	4.000	TBA	180,102,000	180,172,402
30 Yr Pass Thru	4.000	09-01-40	2,833,787	2,900,710
30 Yr Pass Thru	4.000	09-01-40	3,943,328	4,036,161
30 Yr Pass Thru	4.000	11-01-40	1,334,308	1,365,751
30 Yr Pass Thru	4.000	12-01-40	1,657,095	1,696,207
30 Yr Pass Thru	4.000	01-01-41	2,655,548	2,718,672
30 Yr Pass Thru	4.000	09-01-41	3,544,486	3,625,731
30 Yr Pass Thru	4.000	09-01-41	1,576,618	1,614,364
30 Yr Pass Thru	4.000	10-01-41	1,141,597	1,167,719
30 Yr Pass Thru	4.000	01-01-42	1,680,770	1,721,190
30 Yr Pass Thru	4.000	05-01-42	2,250,690	2,302,865
30 Yr Pass Thru	4.000	09-01-43	4,669,611	4,797,187
30 Yr Pass Thru	4.000	10-01-43	4,344,979	4,459,612
30 Yr Pass Thru	4.000	10-01-43	1,670,152	1,712,128
30 Yr Pass Thru	4.000	01-01-44	3,256,714	3,342,636
30 Yr Pass Thru	4.000	12-01-45	8,448,020	8,615,463
30 Yr Pass Thru	4.000	02-01-46	4,240,780	4,322,183
30 Yr Pass Thru	4.000	04-01-46	5,261,165	5,353,935
30 Yr Pass Thru	4.000	06-01-46	3,456,397	3,517,344
30 Yr Pass Thru	4.000	07-01-46	6,433,571	6,547,014
30 Yr Pass Thru	4.000	10-01-46	1,951,049	1,984,233
30 Yr Pass Thru	4.000	01-01-47	8,030,542	8,184,190
30 Yr Pass Thru	4.000	03-01-47	8,347,565	8,492,148
30 Yr Pass Thru	4.000	04-01-47	9,006,548	9,178,870
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-47	2,798,288	$2,838,885
30 Yr Pass Thru	4.000	12-01-47	6,007,438	6,122,754
30 Yr Pass Thru	4.000	12-01-47	3,225,223	3,277,054
30 Yr Pass Thru	4.000	09-01-48	2,838,255	2,885,641
30 Yr Pass Thru	4.000	10-01-48	8,242,553	8,372,438
30 Yr Pass Thru	4.000	10-01-48	10,228,222	10,408,575
30 Yr Pass Thru	4.000	01-01-49	7,243,979	7,321,909
30 Yr Pass Thru	4.000	02-01-49	6,608,195	6,679,285
30 Yr Pass Thru	4.000	07-01-49	12,584,933	12,755,716
30 Yr Pass Thru	4.000	07-01-49	17,650,281	17,922,896
30 Yr Pass Thru	4.000	02-01-50	27,060,500	27,503,829
30 Yr Pass Thru	4.000	04-01-52	11,263,626	11,373,360
30 Yr Pass Thru (A)	4.500	TBA	117,500,000	119,184,473
30 Yr Pass Thru (A)	4.500	TBA	17,761,000	18,073,210
30 Yr Pass Thru	7.000	09-01-31	109	121
30 Yr Pass Thru	7.000	09-01-31	88	98
30 Yr Pass Thru	7.000	09-01-31	1,618	1,804
30 Yr Pass Thru	7.000	01-01-32	54	60
30 Yr Pass Thru	7.000	06-01-32	29	31
30 Yr Pass Thru	7.500	09-01-29	33	36
30 Yr Pass Thru	7.500	12-01-29	38	42
30 Yr Pass Thru	7.500	01-01-31	15	17
30 Yr Pass Thru	7.500	05-01-31	105	117
30 Yr Pass Thru	7.500	08-01-31	49	51
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,769	1,862
30 Yr Pass Thru	5.000	04-15-35	902	947
30 Yr Pass Thru	5.500	03-15-35	918	981
30 Yr Pass Thru	6.000	03-15-33	1,665	1,797
30 Yr Pass Thru	6.000	06-15-33	516	556
30 Yr Pass Thru	6.500	09-15-28	79	84
30 Yr Pass Thru	6.500	09-15-29	88	94
30 Yr Pass Thru	6.500	08-15-31	135	147
30 Yr Pass Thru	7.000	04-15-29	436	470

30 Yr Pass Thru	8.000	10-15-26	210	224
Foreign government obligations 0.4%				$95,450,634
(Cost $101,713,001)
Argentina 0.1%				27,563,450
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	85,345,000	27,563,450
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.1%				$19,914,784
State of Qatar Bond (C)	5.103	04-23-48	17,804,000	19,914,784
Saudi Arabia 0.2%				47,972,400
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	45,688,000	47,972,400

Corporate bonds 51.0%				$11,153,501,134
(Cost $12,180,365,135)
Communication services 6.4%				1,412,000,937
Diversified telecommunication services 1.6%
AT&T, Inc.	3.500	06-01-41	36,838,000	31,074,186
AT&T, Inc.	3.650	06-01-51	33,805,000	28,119,095
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	18,819,639
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	22,340,988
GCI LLC (C)	4.750	10-15-28	15,091,000	13,652,828
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	4,156,012
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	7,912,418
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	22,904,021
Switch, Ltd. (C)	3.750	09-15-28	5,023,000	5,024,475
Telecom Argentina SA (C)(D)	8.000	07-18-26	13,564,000	13,013,302
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	15,782,103
Telefonica Emisiones SA	5.213	03-08-47	39,398,000	37,089,376
Telesat Canada (C)	5.625	12-06-26	10,393,000	7,414,782
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	14,378,297
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	34,512,000	31,311,357
Verizon Communications, Inc.	4.329	09-21-28	53,889,000	54,832,392
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	20,500,357
Entertainment 1.2%
AMC Entertainment Holdings, Inc. (C)(D)	10.000	06-15-26	30,874,000	23,657,203
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	20,010,000	17,408,700
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	25,118,000	23,987,690
Magallanes, Inc. (C)	4.279	03-15-32	41,536,000	38,821,446
Netflix, Inc.	4.875	04-15-28	42,788,000	42,422,981
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	18,327,052
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,305,943
Netflix, Inc.	5.875	11-15-28	32,839,000	34,010,705
Playtika Holding Corp. (C)	4.250	03-15-29	3,991,000	3,495,118
Take-Two Interactive Software, Inc.	3.550	04-14-25	13,692,000	13,610,132
WMG Acquisition Corp. (C)	3.000	02-15-31	27,912,000	23,920,584
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	17,336,465
Interactive media and services 0.1%
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	9,772,000	8,303,268
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	$12,498,599
Twitter, Inc. (C)	3.875	12-15-27	14,798,000	14,239,523
Media 2.1%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,322,939
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,340,718
Cable One, Inc. (C)	4.000	11-15-30	7,897,000	6,986,038
CCO Holdings LLC (C)	4.500	06-01-33	14,410,000	12,401,030
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	12,124,220
Charter Communications Operating LLC	4.200	03-15-28	41,271,000	39,947,247
Charter Communications Operating LLC	4.800	03-01-50	49,824,000	42,833,650
Charter Communications Operating LLC	5.750	04-01-48	50,036,000	48,542,694
Charter Communications Operating LLC	6.484	10-23-45	38,852,000	40,113,213
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	6,716,000	5,635,328
Comcast Corp.	4.150	10-15-28	49,053,000	50,182,752
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	22,124,792
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	7,572,759
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	10,382,000	10,459,865
News Corp. (C)	3.875	05-15-29	15,978,000	14,780,289
News Corp. (C)	5.125	02-15-32	7,797,000	7,426,643
Radiate Holdco LLC (C)	6.500	09-15-28	13,791,000	11,461,562
Sirius XM Radio, Inc. (C)	4.000	07-15-28	23,177,000	21,493,191
Sirius XM Radio, Inc. (C)	5.000	08-01-27	29,806,000	29,619,713
Stagwell Global LLC (C)	5.625	08-15-29	35,953,000	32,537,465
Townsquare Media, Inc. (C)	6.875	02-01-26	7,063,000	6,827,166
Univision Communications, Inc. (C)	4.500	05-01-29	7,219,000	6,614,409
Videotron, Ltd. (C)	3.625	06-15-29	11,982,000	10,244,610
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	5,346,380
Wireless telecommunication services 1.4%
Millicom International Cellular SA (C)	4.500	04-27-31	2,745,000	2,369,841
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,492,585
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	14,130,029
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,317,655
Oztel Holdings SPC, Ltd. (C)(D)	6.625	04-24-28	13,917,000	14,192,557
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	39,125,000	35,601,168
Sprint Corp.	7.875	09-15-23	18,175,000	19,038,313
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	13,559,934
T-Mobile USA, Inc.	2.050	02-15-28	35,500,000	31,646,169
T-Mobile USA, Inc.	2.550	02-15-31	14,702,000	12,762,558
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,057,280
T-Mobile USA, Inc.	3.375	04-15-29	29,680,000	27,494,810
T-Mobile USA, Inc.	3.750	04-15-27	19,854,000	19,601,135
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	3.875	04-15-30	40,030,000	$38,494,859
T-Mobile USA, Inc.	4.500	04-15-50	24,546,000	22,830,620
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	37,015,000	38,801,714
Consumer discretionary 6.2%				1,352,432,528
Auto components 0.1%
Aptiv PLC (D)	3.250	03-01-32	10,712,000	9,454,750
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	7,350,480
LCM Investments Holdings II LLC (C)	4.875	05-01-29	6,213,000	5,296,583
Automobiles 1.7%
Daimler Finance North America LLC (C)	3.500	08-03-25	10,505,000	10,465,957
Ford Motor Company	3.250	02-12-32	12,651,000	10,694,523
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,926,876
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,879,100
Ford Motor Credit Company LLC	4.125	08-17-27	27,831,000	26,369,873
Ford Motor Credit Company LLC	4.134	08-04-25	69,096,000	67,344,416
Ford Motor Credit Company LLC	5.113	05-03-29	41,238,000	40,191,380
General Motors Company	5.400	04-01-48	11,218,000	10,381,939
General Motors Financial Company, Inc.	2.400	10-15-28	54,878,000	47,061,783
General Motors Financial Company, Inc.	3.600	06-21-30	60,147,000	53,953,527
General Motors Financial Company, Inc.	4.350	01-17-27	26,351,000	25,922,242
Hyundai Capital America (C)	1.000	09-17-24	27,108,000	25,474,118
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	10,916,345
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,832,685
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	12,666,496
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	13,786,437
Service Corp. International	4.000	05-15-31	18,037,000	16,768,819
Sotheby’s (C)(D)	7.375	10-15-27	12,300,000	12,012,604
Hotels, restaurants and leisure 3.0%
Affinity Gaming (C)	6.875	12-15-27	10,775,000	9,579,481
Booking Holdings, Inc.	4.625	04-13-30	29,917,000	30,880,283
Caesars Resort Collection LLC (C)	5.750	07-01-25	8,014,000	8,045,255
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	8,052,424
Choice Hotels International, Inc.	3.700	12-01-29	15,994,000	14,757,036
Choice Hotels International, Inc.	3.700	01-15-31	17,414,000	15,968,164
Dave & Buster’s, Inc. (C)	7.625	11-01-25	3,081,000	3,092,554
Expedia Group, Inc.	2.950	03-15-31	19,436,000	16,411,534
Expedia Group, Inc.	3.250	02-15-30	29,897,000	26,400,189
Expedia Group, Inc.	3.800	02-15-28	44,372,000	42,265,305
Expedia Group, Inc.	4.625	08-01-27	26,562,000	26,518,444
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc.	5.000	02-15-26	34,335,000	$34,889,061
Full House Resorts, Inc. (C)	8.250	02-15-28	9,403,000	8,509,715
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	17,376,000	15,073,680
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,306,000	10,364,210
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	23,211,000	22,780,552
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	6,395,000	6,514,906
Hilton Grand Vacations Borrower Escrow LLC (C)(D)	4.875	07-01-31	13,024,000	11,478,963
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	15,261,902
Hyatt Hotels Corp.	1.800	10-01-24	14,464,000	13,853,331
Hyatt Hotels Corp.	6.000	04-23-30	12,930,000	13,504,168
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,449,545
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	3,975,527
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	11,744,325
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,717,908
Life Time, Inc. (C)(D)	8.000	04-15-26	8,064,000	7,911,469
Marriott International, Inc.	2.850	04-15-31	25,741,000	22,299,810
Marriott International, Inc.	3.125	06-15-26	9,705,000	9,404,797
Marriott International, Inc.	3.500	10-15-32	12,529,000	11,254,237
Marriott International, Inc.	4.625	06-15-30	24,226,000	23,988,004
Marriott Ownership Resorts, Inc. (C)	4.500	06-15-29	3,098,000	2,752,418
MGM Resorts International	4.750	10-15-28	29,156,000	26,536,479
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	13,712,660
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	20,765,000	19,197,450
New Red Finance, Inc. (C)	4.000	10-15-30	36,819,000	32,452,451
Papa John’s International, Inc. (C)(D)	3.875	09-15-29	2,940,000	2,631,153
Premier Entertainment Sub LLC (C)	5.625	09-01-29	11,856,000	9,395,880
Premier Entertainment Sub LLC (C)	5.875	09-01-31	33,280,000	26,048,922
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	16,565,779
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	6,999,102
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	8,373,978
Travel + Leisure Company	6.600	10-01-25	9,936,000	10,283,760
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,607,702
Yum! Brands, Inc.	3.625	03-15-31	17,351,000	15,345,962
Yum! Brands, Inc. (C)	4.750	01-15-30	13,022,000	12,533,675
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	8,161,009
Century Communities, Inc. (C)	3.875	08-15-29	23,828,000	20,608,837
Century Communities, Inc.	6.750	06-01-27	17,310,000	17,600,981
Empire Communities Corp. (C)	7.000	12-15-25	5,108,000	4,578,045
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
KB Home (D)	4.000	06-15-31	18,228,000	$15,744,435
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	8,231,497
Toll Brothers Finance Corp. (D)	3.800	11-01-29	5,033,000	4,624,529
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	4.050	08-22-47	25,692,000	25,366,280
eBay, Inc.	2.700	03-11-30	34,480,000	30,509,934
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	48,304,000	48,161,311
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,584,000	4,315,538
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	1,337,000	1,220,013
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	2,507,000	2,250,033
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	3,135,331
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	13,124,265
AutoNation, Inc.	4.750	06-01-30	12,415,000	12,115,435
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,299,644
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,464,000	8,183,805
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,787,636
Lithia Motors, Inc. (C)(D)	4.375	01-15-31	7,350,000	6,795,590
Lithia Motors, Inc. (C)	4.625	12-15-27	3,675,000	3,617,229
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	2,636,000	2,431,710
Textiles, apparel and luxury goods 0.0%
Levi Strauss & Company (C)(D)	3.500	03-01-31	6,193,000	5,434,358
Consumer staples 1.5%				335,886,065
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	24,571,509
Food and staples retailing 0.3%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,297,000	21,641,338
Albertsons Companies, Inc. (C)	3.250	03-15-26	9,681,000	9,073,420
Albertsons Companies, Inc. (C)	3.500	03-15-29	23,295,000	20,273,871
U.S. Foods, Inc. (C)	4.750	02-15-29	14,199,000	13,328,246
Food products 0.9%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	14,572,669
Coruripe Netherlands BV (C)	10.000	02-10-27	18,985,000	16,749,706
Darling Ingredients, Inc. (C)	6.000	06-15-30	5,913,000	5,913,000
JBS Finance Luxembourg Sarl (C)	3.625	01-15-32	17,668,000	14,966,386
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	4,801,493
Kraft Heinz Foods Company	4.375	06-01-46	26,120,000	22,935,688
Kraft Heinz Foods Company	4.875	10-01-49	5,823,000	5,444,468
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	12,271,711
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	5.500	06-01-50	19,892,000	$20,320,471
Kraft Heinz Foods Company	6.500	02-09-40	14,325,000	16,002,230
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	22,467,205
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,263,000	23,757,571
Post Holdings, Inc. (C)	5.500	12-15-29	17,011,000	16,197,619
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	8,978,236
Edgewell Personal Care Company (C)	5.500	06-01-28	19,847,000	19,302,597
Personal products 0.1%
Natura Cosmeticos SA (C)(D)	4.125	05-03-28	11,873,000	10,718,781
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	11,597,850
Energy 5.1%				1,108,098,309
Energy equipment and services 0.2%
CSI Compressco LP (C)(D)	7.500	04-01-25	20,084,000	18,887,750
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,870,527
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,839,837	15,945,783
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,260,796
Oil, gas and consumable fuels 4.9%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,407,948
Aker BP ASA (C)	3.750	01-15-30	15,636,000	14,571,386
Aker BP ASA (C)	4.000	01-15-31	35,401,000	33,210,725
Altera Infrastructure LP (C)(D)	8.500	07-15-23	16,547,000	9,100,850
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	16,089,123
Antero Resources Corp. (C)(D)	5.375	03-01-30	5,836,000	5,919,046
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	20,673,000	19,794,398
Cheniere Energy Partners LP	4.000	03-01-31	32,214,000	29,757,683
Cheniere Energy Partners LP	4.500	10-01-29	32,119,000	31,334,012
Continental Resources, Inc.	4.900	06-01-44	13,606,000	12,219,685
Coterra Energy, Inc. (C)	4.375	06-01-24	15,553,000	15,728,447
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	14,289,000	12,538,598
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	15,525,659
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	20,569,932
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	23,209,441
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	21,965,921
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,970,416
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,516,446
Energy Transfer LP	4.200	04-15-27	15,466,000	15,232,059
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP	5.150	03-15-45	24,388,000	$21,855,331
Energy Transfer LP	5.250	04-15-29	51,517,000	52,718,666
Energy Transfer LP	5.400	10-01-47	17,042,000	15,686,766
Energy Transfer LP	5.500	06-01-27	23,511,000	24,368,485
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	30,996,000	28,938,770
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	35,990,852
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,610,000
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,859,000
EQT Corp.	7.500	02-01-30	9,489,000	10,534,498
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,793,034
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,263,788
Inversiones Latin America Power Ltda (C)	5.125	06-15-33	12,637,071	8,530,023
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	19,144,816
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	29,256,782
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,878,542
Lundin Energy Finance BV (C)	3.100	07-15-31	23,855,000	21,002,854
MC Brazil Downstream Trading SARL (C)(D)	7.250	06-30-31	18,736,000	16,698,460
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	26,273,451
MPLX LP	4.000	03-15-28	19,922,000	19,470,077
MPLX LP	4.125	03-01-27	5,490,000	5,436,454
MPLX LP	4.250	12-01-27	15,703,000	15,547,957
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)(E)	6.875	02-15-23	54,894,000	53,266,482
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,361,466
Parkland Corp. (C)	4.500	10-01-29	12,267,000	11,078,450
Parkland Corp. (C)	4.625	05-01-30	11,791,000	10,633,242
Petrobras Global Finance BV	6.900	03-19-49	11,558,000	10,911,561
Petrorio Luxembourg Trading Sarl (C)	6.125	06-09-26	10,991,000	10,540,479
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,493,000	13,336,323
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	28,839,466
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	13,210,272
Sabine Pass Liquefaction LLC	5.875	06-30-26	16,234,000	17,145,923
Southwestern Energy Company	4.750	02-01-32	9,065,000	8,859,134
Sunoco LP	4.500	05-15-29	7,321,000	6,815,851
Sunoco LP (C)	4.500	04-30-30	17,216,000	15,666,560
Targa Resources Corp.	4.950	04-15-52	29,927,000	27,402,039
Targa Resources Partners LP	4.000	01-15-32	24,529,000	22,382,713
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	24,860,632
The Williams Companies, Inc.	4.550	06-24-24	51,970,000	52,827,474
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	$7,702,185
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	13,712,090
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	6,041,667
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	10,019,063
Financials 11.6%				2,533,649,948
Banks 6.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	14,763,625
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (C)(E)	6.650	04-22-31	8,079,000	7,008,533
Banco Santander SA	4.379	04-12-28	19,106,000	18,752,329
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	37,794,000	33,307,831
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	29,001,680
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	62,212,000	54,217,861
Bank of America Corp.	3.248	10-21-27	30,664,000	29,694,919
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	30,104,000	27,254,815
Bank of America Corp.	3.950	04-21-25	32,757,000	32,976,532
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	45,996,000	46,871,058
Barclays PLC	4.375	01-12-26	20,493,000	20,557,106
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	21,537,937
BPCE SA (C)	4.500	03-15-25	20,953,000	20,964,233
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	17,677,000	15,131,248
Citigroup, Inc.	3.200	10-21-26	42,722,000	41,408,690
Citigroup, Inc.	4.600	03-09-26	52,077,000	52,800,270
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	40,778,000	36,327,897
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	28,239,000	28,336,583
Citizens Financial Group, Inc.	3.250	04-30-30	38,429,000	35,109,334
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	11,731,373
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	30,364,422
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	19,245,200
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	19,543,000	18,486,786
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	$16,080,815
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,330,000	4,936,822
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,074,979
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,228,535
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	10,532,563
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	33,326,935
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	30,387,057
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	7,549,000	6,739,589
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	26,083,920
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	37,792,000	38,852,066
Lloyds Banking Group PLC	4.450	05-08-25	64,749,000	65,764,490
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,339,000	22,871,741
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	9,739,606
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	12,369,049
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)(E)	6.000	12-29-25	28,242,000	27,667,021
NatWest Markets PLC (C)	1.600	09-29-26	38,513,000	34,694,166
PNC Bank NA	4.050	07-26-28	7,606,000	7,565,637
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	21,414,917
Santander Holdings USA, Inc.	3.244	10-05-26	54,351,000	51,997,609
Santander Holdings USA, Inc.	3.450	06-02-25	47,214,000	46,402,999
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	11,693,021
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	22,976,000	20,419,295
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	22,339,000	19,487,894
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	38,012,000	31,738,844
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	14,899,000	$14,306,732
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)	4.964	08-01-22	29,683,000	29,388,260
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,542,000	52,182,704
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	44,389,000	40,386,849
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	20,736,658
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	21,978,000	20,274,992
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,361,000	66,029,195
Capital markets 2.6%
Ares Capital Corp.	2.150	07-15-26	33,646,000	29,609,078
Ares Capital Corp.	2.875	06-15-28	20,963,000	17,736,086
Ares Capital Corp.	3.875	01-15-26	23,776,000	22,737,941
Ares Capital Corp.	4.200	06-10-24	19,386,000	19,458,642
Blackstone Private Credit Fund (C)	2.350	11-22-24	24,290,000	22,778,107
Blackstone Private Credit Fund (C)	2.700	01-15-25	19,200,000	18,014,891
Blackstone Private Credit Fund (C)	3.250	03-15-27	5,483,000	4,848,378
Blackstone Private Credit Fund (C)	4.000	01-15-29	27,133,000	23,968,228
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	30,146,024
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	19,861,688
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	24,466,429
Lazard Group LLC	4.375	03-11-29	14,330,000	13,971,972
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	15,840,728
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,865,000	22,124,846
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,763,000	12,462,787
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	44,428,000	35,836,423
Morgan Stanley	3.875	01-27-26	21,682,000	21,727,017
MSCI, Inc. (C)(D)	3.250	08-15-33	19,492,000	16,990,007
MSCI, Inc. (C)	3.625	11-01-31	22,874,000	20,694,108
S&P Global, Inc. (C)	4.750	08-01-28	11,278,000	11,731,998
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,922,000	66,282,381
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	25,434,694
The Goldman Sachs Group, Inc.	3.850	01-26-27	55,332,000	54,850,350
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	$17,326,660
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	36,496,000	37,645,662
Discover Financial Services	4.100	02-09-27	9,359,000	9,275,750
Enova International, Inc. (C)	8.500	09-01-24	3,762,000	3,608,901
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	15,502,518
OneMain Finance Corp.	6.875	03-15-25	5,750,000	5,843,840
Unifin Financiera SAB de CV (C)	9.875	01-28-29	16,671,000	7,672,994
Diversified financial services 0.3%
Jefferies Group LLC	4.150	01-23-30	24,170,000	22,701,782
Jefferies Group LLC	4.850	01-15-27	20,117,000	20,454,834
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	32,941,737
Insurance 1.5%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	11,701,777
AXA SA	8.600	12-15-30	11,242,000	13,854,753
CNA Financial Corp.	2.050	08-15-30	11,031,000	9,196,098
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	11,399,030
CNO Financial Group, Inc.	5.250	05-30-29	30,851,000	31,284,872
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	22,859,000	19,889,325
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	24,977,498
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	8,034,493
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	11,538,133
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	32,154,886
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	21,465,000	21,664,189
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	14,800,000	14,226,500
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	53,119,000	52,904,120
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	20,123,155
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,134,000	26,141,839
Unum Group	4.125	06-15-51	10,996,000	8,481,052
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	9,003,956
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	$10,604,200
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,839,768
Radian Group, Inc.	4.500	10-01-24	12,023,000	11,857,601
Health care 2.7%				581,483,849
Biotechnology 0.4%
AbbVie, Inc.	3.200	11-21-29	102,266,000	96,133,866
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)	7.875	10-15-27	9,865,000	10,000,644
Health care providers and services 1.7%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	10,184,664
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	23,082,740
Anthem, Inc.	2.250	05-15-30	9,636,000	8,445,029
Centene Corp.	3.000	10-15-30	22,602,000	20,105,383
Centene Corp.	3.375	02-15-30	12,115,000	11,115,513
Centene Corp.	4.250	12-15-27	6,580,000	6,547,100
Centene Corp.	4.625	12-15-29	9,945,000	9,801,195
CVS Health Corp.	3.750	04-01-30	22,401,000	21,609,445
CVS Health Corp.	4.300	03-25-28	11,813,000	11,960,206
CVS Health Corp.	5.050	03-25-48	23,954,000	24,399,414
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	21,130,154
DaVita, Inc. (C)	4.625	06-01-30	25,690,000	22,318,188
Encompass Health Corp.	4.500	02-01-28	9,496,000	8,828,123
Encompass Health Corp.	4.625	04-01-31	8,984,000	7,962,070
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,343,000	33,880,821
HCA, Inc.	4.125	06-15-29	20,511,000	19,869,497
HCA, Inc.	5.250	04-15-25	21,962,000	22,777,971
HCA, Inc. (D)	5.250	06-15-26	18,315,000	18,978,105
Rede D’or Finance Sarl (C)	4.500	01-22-30	16,468,000	14,352,027
Select Medical Corp. (C)	6.250	08-15-26	17,348,000	17,305,844
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	19,707,729
Universal Health Services, Inc. (C)	2.650	10-15-30	23,046,000	19,492,569
Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,886,000	3,486,539
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,791,000	3,743,745
Jazz Securities DAC (C)	4.375	01-15-29	6,749,000	6,512,785
Organon & Company (C)	5.125	04-30-31	20,418,000	19,629,355
Royalty Pharma PLC	1.750	09-02-27	12,549,000	11,070,405
Viatris, Inc.	2.300	06-22-27	11,686,000	10,438,019
Viatris, Inc.	2.700	06-22-30	30,024,000	25,105,582
Viatris, Inc.	4.000	06-22-50	28,818,000	21,509,122
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials 6.8%				$1,485,936,881
Aerospace and defense 0.9%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	22,417,299
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	23,507,037
The Boeing Company	3.200	03-01-29	25,154,000	22,457,877
The Boeing Company	5.040	05-01-27	41,668,000	41,865,186
The Boeing Company	5.150	05-01-30	26,956,000	26,799,358
The Boeing Company	5.805	05-01-50	21,019,000	20,681,813
TransDigm, Inc.	5.500	11-15-27	44,422,000	42,528,734
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,523,375
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,921,945	8,565,068
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	9,969,583	9,371,408
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	7,986,302	8,432,683
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	59,045,272	52,747,462
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	12,739,713	12,251,120
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,175,715	18,466,515
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,753,113	5,816,068
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	15,638,588	14,493,256
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	14,136,867	12,227,126
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,799,296	18,321,453
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	15,548,137	13,915,582
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,660,000	12,004,573
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	10,179,000	8,962,181
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	9,284,139	9,144,877
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,428,058	6,759,533
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,161,245	6,854,749
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	5,430,983	5,840,372
Delta Air Lines, Inc.	2.900	10-28-24	41,435,000	40,180,555
Delta Air Lines, Inc. (D)	4.375	04-19-28	26,290,000	24,906,357
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	$5,711,286
Delta Air Lines, Inc. (C)	4.750	10-20-28	20,881,627	20,853,470
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,614,112	14,523,962
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	29,454,119	27,963,452
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	6,320,255	6,311,365
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	25,328,292	21,466,614
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	22,756,157	20,793,261
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,249,611	4,887,896
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	13,691,567	12,978,751
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	48,588,387	48,831,329
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	10,516,100	10,148,037
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,791,119
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,359,815
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,448,307	4,411,164
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	11,490,934	11,607,837
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,619,195	4,625,590
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	11,251,649	10,586,858
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	17,722,935
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,207,630
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,493,000	3,571,156
MIWD Holdco II LLC (C)	5.500	02-01-30	3,500,000	2,975,394
Owens Corning	3.950	08-15-29	20,949,000	20,086,797
Commercial services and supplies 0.7%
Albion Financing 1 Sarl (C)	6.125	10-15-26	12,103,000	11,033,579
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	5,268,050
APX Group, Inc. (C)(D)	5.750	07-15-29	17,529,000	14,839,526
Cimpress PLC (C)	7.000	06-15-26	26,170,000	22,244,500
Clean Harbors, Inc. (C)	4.875	07-15-27	2,733,000	2,698,838
Deluxe Corp. (C)	8.000	06-01-29	8,022,000	7,109,498
Garda World Security Corp. (C)	6.000	06-01-29	13,405,000	11,068,106
GFL Environmental, Inc. (C)	3.500	09-01-28	22,720,000	20,732,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GFL Environmental, Inc. (C)	4.375	08-15-29	15,857,000	$14,152,373
GFL Environmental, Inc. (C)	4.750	06-15-29	9,994,000	9,104,309
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	15,449,898
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	4,392,000	4,108,123
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,323,135
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,549,000	12,475,919
Williams Scotsman International, Inc. (C)	4.625	08-15-28	4,183,000	3,954,901
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	14,879,651
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	10,672,872
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,601,000	1,629,018
Tutor Perini Corp. (C)(D)	6.875	05-01-25	20,940,000	19,474,200
Electrical equipment 0.1%
Atkore, Inc. (C)	4.250	06-01-31	6,560,000	5,986,000
Vertiv Group Corp. (C)	4.125	11-15-28	20,799,000	18,490,415
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	12,857,000	11,453,593
Hillenbrand, Inc.	3.750	03-01-31	13,621,000	11,986,480
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,764,000	7,691,096
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,534,450
Professional services 0.2%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	26,000,836
TriNet Group, Inc. (C)	3.500	03-01-29	13,101,000	11,679,673
Road and rail 0.4%
The Hertz Corp. (C)	5.000	12-01-29	5,148,000	4,517,370
Uber Technologies, Inc. (C)	4.500	08-15-29	32,081,000	29,014,858
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	16,997,594
Uber Technologies, Inc. (C)	7.500	09-15-27	28,505,000	29,465,191
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	1.650	10-29-24	20,825,000	19,522,534
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	25,139,322
AerCap Ireland Capital DAC	2.450	10-29-26	59,810,000	53,481,040
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	25,912,255
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	7,856,605
Air Lease Corp.	2.100	09-01-28	14,336,000	12,165,389
Air Lease Corp.	2.875	01-15-26	12,722,000	11,972,783
Air Lease Corp.	3.625	12-01-27	10,511,000	9,865,449
Alta Equipment Group, Inc. (C)	5.625	04-15-26	4,060,000	3,654,000
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	11,615,934
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	8,653,661
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	15,250,095
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	$11,849,612
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	16,778,280
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	2,988,344
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,683,000	16,299,049
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	11,559,000	9,590,194
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	13,228,372
United Rentals North America, Inc.	3.875	02-15-31	11,656,000	10,585,105
United Rentals North America, Inc.	4.875	01-15-28	26,983,000	26,915,543
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	15,119,928
Information technology 4.4%				969,015,926
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,643,000	28,148,689
Motorola Solutions, Inc.	2.750	05-24-31	31,747,000	26,409,298
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	10,171,437
IT services 0.5%
Block, Inc. (C)	2.750	06-01-26	5,930,000	5,469,387
Block, Inc. (C)	3.500	06-01-31	8,050,000	6,902,875
CGI, Inc. (C)	1.450	09-14-26	24,919,000	22,342,310
Gartner, Inc. (C)	3.625	06-15-29	7,938,000	7,243,425
Gartner, Inc. (C)	3.750	10-01-30	4,433,000	4,111,608
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	24,556,307
PayPal Holdings, Inc.	2.850	10-01-29	13,632,000	12,568,096
Sabre GLBL, Inc. (C)	7.375	09-01-25	14,309,000	14,130,138
VeriSign, Inc.	2.700	06-15-31	16,408,000	13,700,045
VeriSign, Inc.	5.250	04-01-25	10,167,000	10,542,111
Semiconductors and semiconductor equipment 2.1%
Broadcom, Inc. (C)	3.419	04-15-33	36,373,000	31,314,517
Broadcom, Inc.	4.750	04-15-29	92,054,000	92,022,665
Broadcom, Inc. (C)	4.926	05-15-37	41,296,000	39,044,157
KLA Corp.	4.100	03-15-29	21,329,000	21,472,196
Marvell Technology, Inc.	2.450	04-15-28	32,228,000	28,749,095
Micron Technology, Inc.	4.185	02-15-27	70,958,000	70,987,557
Micron Technology, Inc.	4.975	02-06-26	11,668,000	12,039,561
Micron Technology, Inc.	5.327	02-06-29	60,170,000	62,091,888
NXP BV	3.250	05-11-41	10,981,000	8,633,847
NXP BV	3.875	06-18-26	36,894,000	36,412,105
Qorvo, Inc. (C)	1.750	12-15-24	19,524,000	18,563,029
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,606,223
Renesas Electronics Corp. (C)	1.543	11-26-24	21,821,000	20,584,097
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.6%
Autodesk, Inc.	2.850	01-15-30	10,308,000	$9,256,248
Consensus Cloud Solutions, Inc. (C)(D)	6.500	10-15-28	18,197,000	16,424,430
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,125,451
Oracle Corp.	2.950	04-01-30	56,025,000	48,881,391
PTC, Inc. (C)	4.000	02-15-28	4,935,000	4,708,369
Workday, Inc.	3.500	04-01-27	16,045,000	15,741,283
Workday, Inc.	3.800	04-01-32	18,176,000	17,091,809
Ziff Davis, Inc. (C)	4.625	10-15-30	13,864,000	12,110,343
Technology hardware, storage and peripherals 0.9%
Atento Luxco 1 SA (C)(D)	8.000	02-10-26	9,050,000	7,150,612
CDW LLC	3.250	02-15-29	8,552,000	7,547,140
CDW LLC	3.569	12-01-31	31,977,000	28,296,139
Dell International LLC (C)	3.450	12-15-51	31,127,000	22,562,402
Dell International LLC	4.900	10-01-26	41,660,000	42,514,277
Dell International LLC	5.300	10-01-29	20,296,000	20,614,654
Dell International LLC	5.850	07-15-25	12,962,000	13,622,668
Dell International LLC	8.350	07-15-46	6,123,000	8,068,650
Western Digital Corp.	4.750	02-15-26	27,865,000	27,861,378
Xerox Holdings Corp. (C)	5.500	08-15-28	19,366,000	17,622,019
Materials 2.5%				547,315,790
Chemicals 1.0%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	12,018,649
Braskem Netherlands Finance BV (C)	5.875	01-31-50	24,630,000	22,226,338
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	21,657,440
CVR Partners LP (C)	6.125	06-15-28	7,964,000	7,616,132
Cydsa SAB de CV (C)	6.250	10-04-27	15,362,000	14,113,991
FS Luxembourg Sarl (C)	10.000	12-15-25	23,241,000	24,513,677
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,097,174
LSB Industries, Inc. (C)	6.250	10-15-28	10,210,000	10,091,154
Methanex Corp.	4.250	12-01-24	16,813,000	16,710,441
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	6,645,000	5,844,278
Sasol Financing USA LLC	5.500	03-18-31	27,355,000	23,853,560
Trinseo Materials Operating SCA (C)	5.125	04-01-29	14,458,000	12,072,430
Tronox, Inc. (C)	4.625	03-15-29	16,051,000	14,726,793
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	18,755,320
WR Grace Holdings LLC (C)	4.875	06-15-27	9,967,000	9,316,853
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,794,000	17,622,915
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,828,499
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	7,239,888
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	$9,896,441
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,418,469
Vulcan Materials Company	3.500	06-01-30	15,799,000	14,814,803
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (C)	6.625	04-15-29	1,764,000	1,741,950
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,394,000	1,143,301
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,707,395
Owens-Brockway Glass Container, Inc. (C)(D)	6.625	05-13-27	9,013,000	8,886,908
Pactiv Evergreen Group Issuer LLC (C)	4.000	10-15-27	24,222,000	21,920,910
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,571,000	10,420,958
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	5,167,000	4,831,145
Metals and mining 1.0%
Anglo American Capital PLC (C)	3.875	03-16-29	5,949,000	5,657,153
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	16,698,714
Arconic Corp. (C)	6.125	02-15-28	10,635,000	10,427,081
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	8,030,347
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,656,281
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	15,191,112
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	1,640,000	1,640,593
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,616,104
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	24,508,554
Freeport-McMoRan, Inc.	4.625	08-01-30	18,992,000	18,371,341
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	29,705,626
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,183,717
JW Aluminum Continuous Cast Company (C)(D)	10.250	06-01-26	7,771,000	7,984,703
Newmont Corp.	2.800	10-01-29	12,732,000	11,584,993
Novelis Corp. (C)	4.750	01-30-30	28,979,000	27,493,826
Volcan Cia Minera SAA (C)(D)	4.375	02-11-26	4,899,000	4,477,833
Real estate 2.2%				471,691,381
Equity real estate investment trusts 2.2%
American Homes 4 Rent LP	4.250	02-15-28	13,319,000	13,053,799
American Tower Corp.	3.550	07-15-27	22,518,000	21,612,216
American Tower Corp.	3.800	08-15-29	35,250,000	33,228,380
Crown Castle International Corp.	3.300	07-01-30	6,779,000	6,178,999
Crown Castle International Corp.	3.650	09-01-27	32,455,000	31,458,781
Crown Castle International Corp.	3.800	02-15-28	13,032,000	12,674,212
Equinix, Inc.	1.550	03-15-28	26,484,000	22,752,579
Equinix, Inc.	1.800	07-15-27	13,448,000	11,906,635
Equinix, Inc.	2.500	05-15-31	42,902,000	36,308,392
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	3.200	11-18-29	14,451,000	$13,233,234
GLP Capital LP	3.250	01-15-32	10,853,000	9,102,798
GLP Capital LP	4.000	01-15-30	10,777,000	9,838,941
GLP Capital LP	5.375	04-15-26	21,870,000	21,934,950
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	27,609,800
Host Hotels & Resorts LP	3.500	09-15-30	20,904,000	18,647,975
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	12,380,425
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	15,979,000	14,666,165
Iron Mountain, Inc. (C)	4.875	09-15-29	12,154,000	11,493,552
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	11,256,585
RHP Hotel Properties LP (C)	4.500	02-15-29	25,252,000	23,559,611
RLJ Lodging Trust LP (C)	3.750	07-01-26	10,087,000	9,703,190
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	21,988,695
Uniti Group LP (C)	6.500	02-15-29	9,465,000	7,903,275
Ventas Realty LP	3.500	02-01-25	16,994,000	16,853,970
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,706,580
VICI Properties LP (C)	4.125	08-15-30	12,630,000	11,584,615
VICI Properties LP (C)	4.625	12-01-29	17,579,000	16,524,260
VICI Properties LP	5.125	05-15-32	5,669,000	5,621,267
XHR LP (C)	4.875	06-01-29	7,368,000	6,907,500
Utilities 1.6%				355,989,520
Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	12,619,045	14,890,473
Emera US Finance LP	3.550	06-15-26	13,412,000	13,107,689
FirstEnergy Corp.	2.650	03-01-30	15,065,000	13,164,927
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	7,220,000	5,836,162
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,811,000	45,334,781
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	19,754,941
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,568,926
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	11,366,080
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	22,501,600
NRG Energy, Inc. (C)	4.450	06-15-29	16,820,000	15,950,234
Vistra Operations Company LLC (C)	3.700	01-30-27	44,151,000	41,578,596
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	29,954,045
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,313,000	20,109,870
Suburban Propane Partners LP (C)	5.000	06-01-31	11,383,000	10,487,521
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	14,918,160
DPL, Inc.	4.125	07-01-25	16,984,000	16,304,640
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,171,245	3,101,477
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	17,343,000	$16,673,381
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,405,458
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	16,637,000	15,571,959

NiSource, Inc.	3.600	05-01-30	15,381,000	14,408,600
Municipal bonds 0.3%				$64,025,568
(Cost $73,523,915)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,947,063
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	19,280,927
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,509,861

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,474,000	30,287,717
Term loans (F) 0.6%				$123,500,096
(Cost $131,772,855)
Communication services 0.0%				6,184,583
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.560	09-01-27	6,493,000	6,184,583
Consumer discretionary 0.3%				52,990,569
Hotels, restaurants and leisure 0.2%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	27,831,680	26,428,407
Fertitta Entertainment LLC, 2022 Term Loan B (1 month CME Term SOFR + 4.000%)	5.034	01-27-29	7,609,000	7,270,932
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	4.842	02-26-29	21,395,000	19,291,230
Health care 0.0%				4,343,001
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%)	5.313	03-31-28	4,477,320	4,343,001
Industrials 0.1%				29,994,862
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.563	06-02-28	32,781,270	29,994,862
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.1%				$15,112,623
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	16,397,000	15,112,623
Materials 0.1%				14,874,458
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.250%)	5.384	04-13-29	4,156,000	3,948,200

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.050	04-03-24	11,381,519	10,926,258
Collateralized mortgage obligations 8.1%				$1,759,273,235
(Cost $2,030,428,578)
Commercial and residential 6.1%				1,332,637,172
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(G)	0.990	04-25-53	11,729,203	11,382,985
Series 2021-2, Class A1 (C)(G)	0.985	04-25-66	9,330,239	8,590,226
Series 2021-4, Class A1 (C)(G)	1.035	01-20-65	19,631,758	17,741,449
Series 2021-5, Class A1 (C)(G)	0.951	07-25-66	25,978,995	23,901,603
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(G)	1.175	10-25-48	15,923,763	14,855,734
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.719	11-05-32	11,565,000	9,923,066
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	15,290,896
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,632,335
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	3.990	09-15-32	7,340,000	7,312,297
Series 2015-SRCH, Class D (C)(G)	4.957	08-10-35	15,436,000	14,028,262
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	10,880	12
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,594,737	21,190,773
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,531,023
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(C)	2.270	05-15-39	19,350,000	19,056,768
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	2.819	05-15-39	7,240,000	7,131,632
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(C)	2.680	04-15-37	55,353,000	53,889,904
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(G)	0.941	02-25-49	12,511,575	11,807,738
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.179	01-10-35	123,773,000	2,785
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.805	10-15-37	21,024,229	20,474,177
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	1.725	11-15-38	17,129,000	$16,524,295
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	1.975	09-15-36	23,449,000	21,944,057
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(C)	1.772	01-17-39	41,470,000	40,283,091
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	2.625	12-15-37	6,315,000	6,132,841
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	3.425	12-15-37	12,809,000	12,327,979
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	20,197,000	20,161,124
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	11,025,779
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(G)	0.924	08-25-66	20,130,626	17,846,243
Series 2021-3, Class A1 (C)(G)	0.956	09-27-66	27,120,082	23,989,028
Series 2021-HX1, Class A1 (C)(G)	1.110	10-25-66	23,636,504	21,794,932
COLT Trust
Series 2020-RPL1, Class A1 (C)(G)	1.390	01-25-65	32,756,674	30,022,081
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.435	08-15-45	20,054,811	201
Series 2012-CR3, Class XA IO	1.827	10-15-45	62,725,258	45,263
Series 2014-CR15, Class XA IO	0.632	02-10-47	50,210,065	479,958
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.437	05-10-51	223,330,543	4,970,154
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.394	08-10-30	18,413,000	17,924,472
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,070,489
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,942,438
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	2.475	05-15-36	23,820,000	23,282,221
Series 2020-NET, Class A (C)	2.257	08-15-37	7,049,561	6,563,937
Series 2021-NQM2, Class A1 (C)(G)	1.179	02-25-66	15,739,053	15,029,094
Series 2021-NQM3, Class A1 (C)(G)	1.015	04-25-66	13,127,600	12,051,366
Series 2021-NQM5, Class A1 (C)(G)	0.938	05-25-66	13,693,354	11,986,872
Series 2021-NQM6, Class A1 (C)(G)	1.174	07-25-66	23,118,162	21,114,578
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(G)	0.797	02-25-66	6,656,840	6,098,631
Series 2021-2, Class A1 (C)(G)	0.931	06-25-66	15,604,141	14,227,247
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(G)	2.500	02-01-51	28,570,617	25,042,803
GCAT Trust
Series 2021-NQM1, Class A1 (C)(G)	0.874	01-25-66	11,726,757	10,886,821
Series 2021-NQM2, Class A1 (C)(G)	1.036	05-25-66	11,422,189	10,493,073
Series 2021-NQM3, Class A1 (C)(G)	1.091	05-25-66	18,825,122	17,333,628
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.000	08-10-44	3,771,299	38
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-590M, Class C (C)(G)	3.805	10-10-35	6,950,000	$6,619,591
Series 2017-485L, Class C (C)(G)	3.982	02-10-37	6,670,000	6,188,786
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	22,050,474
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,716,857
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(G)	1.382	09-27-60	4,116,865	4,008,594
Series 2021-NQM1, Class A1 (C)(G)	1.017	07-25-61	8,204,651	7,797,472
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	18,689,901	194,341
Series 2007-4, Class ES IO	0.350	07-19-47	19,862,844	261,284
Series 2007-6, Class ES IO (C)	0.343	08-19-37	20,142,348	251,231
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(G)	1.071	06-25-56	11,595,165	10,726,107
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,628,806
Series 2017-APTS, Class CFX (C)(G)	3.497	06-15-34	6,867,000	6,643,581
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(G)	3.173	05-15-48	20,104,000	20,017,505
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	3,388,309	16,584
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	77,533,693	775
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	14,656,167
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	2.225	05-15-36	11,580,000	11,202,292
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	1.575	03-15-38	23,224,636	22,236,028
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	2.275	03-15-38	19,160,054	17,972,284
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	2.095	05-15-39	54,728,000	53,632,679
MFA Trust
Series 2021-NQM1, Class A1 (C)(G)	1.153	04-25-65	10,302,085	9,832,161
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	2.275	11-15-34	15,867,000	15,697,959
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.790	11-15-32	9,223,000	9,133,162
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	7,402,000	6,903,664
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	12,376,171	11,765,925
OBX Trust
Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	6,761,241	6,379,234
Series 2021-NQM2, Class A1 (C)(G)	1.101	05-25-61	20,599,570	18,491,748
Series 2021-NQM3, Class A1 (C)(G)	1.054	07-25-61	24,679,025	22,279,547
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,801,600
Provident Funding Mortgage Trust
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-F1, Class A2 (C)(G)	2.000	01-25-36	25,343,651	$23,165,673
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	18,529,953
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	1.782	01-15-39	55,385,000	53,444,875
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(G)	2.447	12-25-66	25,872,772	24,321,427
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.183	10-25-53	7,568,000	7,463,159
Series 2015-2, Class 1M2 (C)(G)	3.303	11-25-60	10,930,000	10,880,517
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	616,603	614,542
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	2,759,991	2,731,224
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	14,321,169	13,855,936
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	1,716,853	1,697,238
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	11,821,196	11,808,801
Series 2019-1, Class A1 (C)(G)	3.659	03-25-58	12,432,972	12,270,295
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	13,324,769	12,885,998
Series 2020-4, Class A1 (C)	1.750	10-25-60	19,672,591	18,266,276
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	5,731,198	5,476,251
Series 2021-3, Class A1 (C)(G)	1.046	06-25-66	19,402,184	17,988,466
Series 2021-4, Class A1 (C)(G)	0.938	07-25-66	10,963,319	9,679,435
Series 2021-5, Class A1 (C)(G)	1.013	09-25-66	23,009,378	20,567,625
Series 2021-R1, Class A1 (C)(G)	0.820	10-25-63	9,657,019	9,443,745
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.468	12-15-45	7,338,534	26,692
Series 2012-C9, Class XA IO (C)	1.837	11-15-45	37,702,199	30,750
Series 2013-C16, Class XA IO	0.585	09-15-46	7,871,596	43,457
U.S. Government Agency 2.0%				426,636,063
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(C)	1.584	01-25-42	29,414,000	28,747,591
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(C)	1.884	02-25-42	20,827,340	20,487,605
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	2.984	02-25-42	24,949,000	23,636,725
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	2.584	04-25-42	26,846,046	26,754,407
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(C)	3.484	04-25-42	15,070,000	14,579,392
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	2.551	05-25-42	20,944,000	20,878,665
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	3.701	05-25-42	22,588,000	22,375,881
Series K022, Class X1 IO	1.136	07-25-22	165,933,655	92,259
Series K024, Class X1 IO	0.758	09-25-22	8,530,213	9,364
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K026, Class X1 IO	0.916	11-25-22	14,029,400	$33,485
Series K038, Class X1 IO	1.090	03-25-24	170,653,495	2,825,237
Series KS01, Class X1 IO	1.117	01-25-23	13,788,857	36,975
Series KS03, Class X IO	0.192	08-25-25	33,202,839	108,500
Series T-41, Class 3A (G)	4.505	07-25-32	862	874
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	105	112
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	2.684	03-25-42	25,836,611	25,772,490
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	2.584	03-25-42	11,084,587	10,994,310
Government National Mortgage Association
Series 2008-90, Class IO	2.009	12-16-50	2,059,051	281,674
Series 2012-114, Class IO	0.659	01-16-53	10,553,229	193,549
Series 2012-120, Class IO	0.644	02-16-53	4,539,912	83,386
Series 2012-70, Class IO	0.094	08-16-52	473,920	393
Series 2013-63, Class IO	0.785	09-16-51	7,530,252	192,866
Series 2016-174, Class IO	0.848	11-16-56	36,124,017	1,665,494
Series 2017-109, Class IO	0.289	04-16-57	54,008,945	1,306,277
Series 2017-124, Class IO	0.608	01-16-59	43,178,727	1,515,189
Series 2017-135, Class IO	0.722	10-16-58	52,442,939	2,321,785
Series 2017-140, Class IO	0.489	02-16-59	23,546,930	879,299
Series 2017-159, Class IO	0.439	06-16-59	35,748,596	1,405,717
Series 2017-169, Class IO	0.589	01-16-60	87,670,836	3,524,420
Series 2017-20, Class IO	0.611	12-16-58	113,122,141	3,762,454
Series 2017-22, Class IO	0.774	12-16-57	11,870,943	521,068
Series 2017-41, Class IO	0.626	07-16-58	48,381,683	1,697,065
Series 2017-46, Class IO	0.645	11-16-57	61,572,907	2,494,165
Series 2017-61, Class IO	0.769	05-16-59	22,954,227	1,013,124
Series 2017-74, Class IO	0.488	09-16-58	51,928,678	1,496,050
Series 2017-89, Class IO	0.558	07-16-59	47,187,948	1,870,308
Series 2018-114, Class IO	0.710	04-16-60	38,741,894	1,807,154
Series 2018-158, Class IO	0.756	05-16-61	81,438,221	4,675,637
Series 2018-35, Class IO	0.527	03-16-60	76,542,276	3,269,350
Series 2018-43, Class IO	0.497	05-16-60	118,217,239	4,704,963
Series 2018-68, Class IO	0.423	01-16-60	13,383,117	574,714
Series 2018-69, Class IO	0.601	04-16-60	34,487,184	1,823,003
Series 2018-81, Class IO	0.474	01-16-60	22,025,891	1,092,191
Series 2018-9, Class IO	0.460	01-16-60	62,374,301	2,455,495
Series 2018-99, Class IO	0.471	06-16-60	51,007,556	2,193,509
Series 2019-131, Class IO	0.802	07-16-61	65,068,973	3,987,166
Series 2020-100, Class IO	0.794	05-16-62	78,012,943	5,264,368
Series 2020-108, Class IO	0.842	06-16-62	192,864,767	12,752,566
Series 2020-114, Class IO	0.798	09-16-62	188,810,723	12,830,614
Series 2020-118, Class IO	0.900	06-16-62	159,822,182	11,241,477
40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-119, Class IO	0.633	08-16-62	77,796,530	$4,469,255
Series 2020-120, Class IO	0.769	05-16-62	43,637,760	2,919,458
Series 2020-137, Class IO	0.793	09-16-62	261,442,992	16,872,119
Series 2020-150, Class IO	0.952	12-16-62	131,198,051	10,064,465
Series 2020-170, Class IO	0.821	11-16-62	171,108,464	12,088,026
Series 2020-92, Class IO	0.876	02-16-62	31,854,062	2,272,982
Series 2021-110, Class IO	0.872	01-16-63	92,916,456	6,624,730
Series 2021-110, Class IO	0.879	11-16-63	101,626,518	7,787,792
Series 2021-163, Class IO	0.796	03-16-64	122,953,744	8,802,504
Series 2021-3, Class IO	0.866	09-16-62	218,551,099	15,736,553
Series 2021-40, Class IO	0.822	02-16-63	60,336,040	4,293,175
Series 2022-17, Class IO	0.802	06-16-64	142,775,515	10,589,888
Series 2022-21, Class IO	0.785	10-16-63	63,245,447	4,630,092
Series 2022-53, Class IO	0.713	06-16-64	237,628,688	15,413,120

Series 2022-57, Class IO	0.756	09-16-63	172,565,152	11,841,542
Asset backed securities 8.9%				$1,955,478,441
(Cost $2,105,352,893)
Asset backed securities 8.9%				1,955,478,441
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	47,964,000	43,312,499
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class A6 (G)	6.510	08-25-27	1	1
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,892,000	31,327,867
Series 2021-SFR4, Class A (C)	2.117	12-17-38	14,074,000	12,843,165
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	30,897,089
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	13,300,797	12,512,843
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	34,179,210	31,375,592
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,746,000	29,466,991
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	22,416,811
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	11,956,000	11,626,845
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	8,023,890	7,672,026
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	9,665,914	9,383,162
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(C)	2.164	07-15-32	15,033,000	14,675,741
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	16,354,000	15,747,636
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	$20,882,685
CF Hippolyta LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	33,437,750	30,671,589
Series 2021-1A, Class A1 (C)	1.530	03-15-61	32,160,467	28,985,331
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	14,696,386	14,181,252
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	40,484,768	36,619,627
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	30,353,307	27,186,161
Series 2022-1A, Class A1 (C)	2.720	01-18-47	21,507,701	19,351,728
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	73,116	64,144
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	15,292,000	13,874,938
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,031,255
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,665,223	11,424,137
Series 2021-1A, Class A2I (C)	2.045	11-20-51	52,016,610	46,663,841
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,145,678
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,496,440	34,580,880
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,351,030	21,719,292
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,378,388	19,135,474
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,766,395	26,659,112
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(C)	2.284	04-15-33	24,174,000	23,684,186
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	6,969,712
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,225,563	36,381,529
Series 2020-SFR2, Class A (C)	1.266	10-19-37	47,804,523	43,978,402
Series 2021-SFR1, Class A (C)	1.538	08-17-38	24,123,768	21,853,418
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	20,889,058
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	17,071,993	16,779,361
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (C)	3.857	04-30-47	9,717,944	9,422,013
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	20,485,000	19,714,356
Series 2022-A, Class A3	1.290	06-15-26	8,921,000	8,623,653
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	44,953,000	44,672,844
Series 2020-2, Class A	1.060	09-15-27	20,465,000	18,741,720
42	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	9,381,000	$9,027,106
Series 2022-1, Class A3	1.260	11-16-26	7,727,000	7,479,952
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	31,317,000	31,019,927
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	14,682,922
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	21,279,409
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	23,372,438
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	20,831,000	20,400,904
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	6,779,271	6,679,313
Series 2018-AA, Class A (C)	3.540	02-25-32	5,350,194	5,294,808
Series 2022-1D, Class B (C)	4.100	06-20-34	3,550,413	3,518,455
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	16,345,940	14,857,870
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,324,189
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (C)	1.160	01-15-25	14,391,000	13,989,579
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	17,733,525	17,028,493
Series 2022-1A, Class A2I (C)	3.445	02-26-52	28,051,040	26,155,828
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	2,530,383	2,516,655
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	19,123,000	18,340,439
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	10,206,526	10,098,827
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	4,440,633	4,443,762
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	12,202,556	11,870,381
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	20,543,345	18,383,079
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,344,280	37,230,615
Series 2022-1A, Class A2 (C)	3.695	01-30-52	17,512,110	15,608,421
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	36,938,850
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	11,049,174
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	6,936,721	6,383,276
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(C)	2.213	10-20-34	14,541,000	14,077,578
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	43

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	9,601,402	$9,578,758
Series 2020-1A, Class A2 (C)	3.101	02-15-28	3,154,175	3,135,975
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	19,768,756
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,528,000	14,725,806
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,403,538
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	2,728,336	2,700,854
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (C)	1.340	07-21-25	11,616,000	11,122,587
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	42,512,629
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,112,588
ServiceMaster Funding LLC
Series 2021-1, Class A2I (C)	2.865	07-30-51	23,065,700	20,062,961
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,441,195	29,575,874
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,754,154	1,742,691
Series 2019-1A, Class A (C)	3.200	01-20-36	3,017,427	2,985,474
Series 2021-1A, Class D (C)	3.170	11-20-37	2,943,903	2,789,836
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	22,543,465	22,027,215
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	21,507,096	19,824,851
Series 2021-A, Class APT2 (C)	1.070	01-15-53	15,195,107	13,679,490
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,212,303	25,915,718
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,884,413	19,157,664
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	8,910,571	7,731,838
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	45,075,490	40,094,107
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	19,628,033	17,014,355
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	63,477,000	62,279,373
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	24,038,000	23,219,900
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	43,266,008	39,130,617
Series 2021-1A, Class A (C)	1.860	03-20-46	25,616,097	22,486,555
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	23,741,976
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	18,446,479
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	20,071,000	19,063,153
44	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	29,983,462	$27,526,848
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	11,151,643	10,860,572
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,651,163	22,308,611
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,408,453	6,309,360
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	29,967,545	26,243,538

	Shares	Value
Common stocks 0.1%		$24,804,854
(Cost $26,895,164)
Utilities 0.1%		24,804,854
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	24,804,854
Preferred securities 0.2%		$45,149,825
(Cost $43,074,394)
Communication services 0.1%		11,119,750
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	11,119,750
Consumer staples 0.0%		2,715,264
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,715,264
Financials 0.0%		2,710,113
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,710,113
Utilities 0.1%		28,604,698
Electric utilities 0.0%
NextEra Energy, Inc., 5.279%	275,700	13,536,870
Multi-utilities 0.1%
DTE Energy Company, 6.250%	33,037	1,745,014
NiSource, Inc., 7.750%	111,900	13,322,814

	Par value^	Value
Escrow certificates 0.0%		$12,342
(Cost $0)
LSC Communications, Inc. (C)(H)	19,591,000	12,342

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	45

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.8%				$614,937,841
(Cost $614,920,493)
U.S. Government Agency 0.9%				196,381,000
Federal Agricultural Mortgage Corp. Discount Note	0.500	06-01-22	47,136,000	47,136,000
Federal Farm Credit Bank Discount Note	0.500	06-01-22	35,494,000	35,494,000
Federal Home Loan Bank Discount Note	0.500	06-01-22	113,751,000	113,751,000

	Yield (%)	Shares	Value
Short-term funds 0.4%			92,648,841
John Hancock Collateral Trust (I)	0.8437(J)	9,266,089	92,648,841

	Par value^	Value
Repurchase agreement 1.5%		325,908,000
Barclays Tri-Party Repurchase Agreement dated 5-31-22 at 0.800% to be repurchased at $30,990,689 on 6-1-22, collateralized by $33,052,300 U.S. Treasury Notes, 0.750% due 11-15-24 (valued at $31,610,529)	30,990,000	30,990,000
Repurchase Agreement with State Street Corp. dated 5-31-22 at 0.060% to be repurchased at $294,918,492 on 6-1-22, collateralized by $69,030,200 U.S. Treasury Notes, 0.625% due 12-31-27 (valued at $61,576,391) and $158,389,600 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $239,239,985)	294,918,000	294,918,000

Total investments (Cost $23,957,339,974) 101.5%	$22,195,883,757
Other assets and liabilities, net (1.5%)	(324,913,487)
Total net assets 100.0%	$21,870,970,270

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
46	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,530,716,689 or 34.4% of the fund’s net assets as of 5-31-22.
(D)	All or a portion of this security is on loan as of 5-31-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	47

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	1,180	Long	Sep 2022	$166,740,509	$164,536,250	$(2,204,259)
						$(2,204,259)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-22, the aggregate cost of investments for federal income tax purposes was $24,045,843,116. Net unrealized depreciation aggregated to $1,852,163,618, of which $28,424,216 related to gross unrealized appreciation and $1,880,587,834 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
48	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-22

Assets
Unaffiliated investments, at value (Cost $23,864,708,481) including $90,747,016 of securities loaned	$22,103,234,916
Affiliated investments, at value (Cost $92,631,493)	92,648,841
Total investments, at value (Cost $23,957,339,974)	22,195,883,757
Cash	88,292,512
Collateral held at broker for futures contracts	7,500,000
Dividends and interest receivable	169,094,045
Receivable for fund shares sold	39,903,650
Receivable for investments sold	190,917,709
Receivable for delayed delivery securities sold	222,187,270
Receivable for securities lending income	39,733
Other assets	855,931
Total assets	22,914,674,607
Liabilities
Payable for futures variation margin	1,770,013
Distributions payable	1,221,285
Payable for investments purchased	149,777,865
Payable for delayed delivery securities purchased	751,982,706
Payable for fund shares repurchased	41,254,557
Payable upon return of securities loaned	92,709,682
Payable to affiliates
Accounting and legal services fees	1,037,382
Transfer agent fees	795,523
Distribution and service fees	161,828
Trustees’ fees	5,499
Other liabilities and accrued expenses	2,987,997
Total liabilities	1,043,704,337
Net assets	$21,870,970,270
Net assets consist of
Paid-in capital	$24,467,589,357
Total distributable earnings (loss)	(2,596,619,087)
Net assets	$21,870,970,270

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	49

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,903,183,739 ÷ 132,675,849 shares)[1]	$14.34
Class C ($164,435,633 ÷ 11,463,075 shares)[1]	$14.34
Class I ($5,375,233,024 ÷ 374,685,807 shares)	$14.35
Class R2 ($65,029,272 ÷ 4,527,974 shares)	$14.36
Class R4 ($80,919,998 ÷ 5,632,656 shares)	$14.37
Class R6 ($10,522,878,274 ÷ 732,217,186 shares)	$14.37
Class NAV ($3,759,290,330 ÷ 261,689,589 shares)	$14.37
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$14.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
50	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-22

Investment income
Interest	$796,321,593
Dividends	5,818,088
Securities lending	432,957
Less foreign taxes withheld	(254,917)
Total investment income	802,317,721
Expenses
Investment management fees	75,139,951
Distribution and service fees	9,234,779
Accounting and legal services fees	3,366,581
Transfer agent fees	10,744,850
Trustees’ fees	375,819
Custodian fees	2,409,012
State registration fees	628,435
Printing and postage	840,537
Professional fees	719,507
Other	1,206,738
Total expenses	104,666,209
Less expense reductions	(2,236,576)
Net expenses	102,429,633
Net investment income	699,888,088
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(547,552,408)
Affiliated investments	(44,344)
Capital gain distributions received from affiliated investments	11,842
(547,584,910)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,299,382,064)
Affiliated investments	(10,169)
Futures contracts	(2,204,259)
(2,301,596,492)
Net realized and unrealized loss	(2,849,181,402)
Decrease in net assets from operations	$(2,149,293,314)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	51

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-22	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$699,888,088	$628,231,002
Net realized gain (loss)	(547,584,910)	122,007,257
Change in net unrealized appreciation (depreciation)	(2,301,596,492)	31,921,307
Increase (decrease) in net assets resulting from operations	(2,149,293,314)	782,159,566
Distributions to shareholders
From earnings
Class A	(77,534,219)	(93,164,613)
Class B	—	(18,026)[1]
Class C	(6,130,537)	(8,873,298)
Class I	(245,100,676)	(247,106,242)
Class R2	(3,147,279)	(4,377,095)
Class R4	(2,852,798)	(2,607,626)
Class R6	(453,555,668)	(390,138,865)
Class NAV	(171,035,504)	(184,529,067)
Total distributions	(959,356,681)	(930,814,832)
From fund share transactions	1,386,551,880	5,463,488,617
Total increase (decrease)	(1,722,098,115)	5,314,833,351
Net assets
Beginning of year	23,593,068,385	18,278,235,034
End of year	$21,870,970,270	$23,593,068,385

[1]	Share class was redesignated during the year. Refer to Note 6 for further details.
52	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.32	$16.37	$15.83	$15.41	$15.93
Net investment income[1]	0.41	0.44	0.45	0.49	0.46
Net realized and unrealized gain (loss) on investments	(1.82)	0.19	0.68	0.46	(0.47)
Total from investment operations	(1.41)	0.63	1.13	0.95	(0.01)
Less distributions
From net investment income	(0.48)	(0.50)	(0.49)	(0.53)	(0.51)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.57)	(0.68)	(0.59)	(0.53)	(0.51)
Net asset value, end of period	$14.34	$16.32	$16.37	$15.83	$15.41
Total return (%)[2,3]	(8.89)	3.83	7.22	6.33	(0.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,903	$2,139	$2,100	$1,688	$1,488
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.78	0.79	0.78	0.81
Expenses including reductions	0.76	0.77	0.78	0.78	0.79
Net investment income	2.56	2.65	2.82	3.21	2.93
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	53

CLASS C SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.32	$16.37	$15.84	$15.41	$15.93
Net investment income[1]	0.29	0.32	0.34	0.39	0.35
Net realized and unrealized gain (loss) on investments	(1.81)	0.19	0.66	0.46	(0.47)
Total from investment operations	(1.52)	0.51	1.00	0.85	(0.12)
Less distributions
From net investment income	(0.37)	(0.38)	(0.37)	(0.42)	(0.40)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.46)	(0.56)	(0.47)	(0.42)	(0.40)
Net asset value, end of period	$14.34	$16.32	$16.37	$15.84	$15.41
Total return (%)[2,3]	(9.53)	3.10	6.41	5.66	(0.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$164	$239	$278	$252	$269
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.48	1.49	1.48	1.51
Expenses including reductions	1.46	1.47	1.48	1.48	1.49
Net investment income	1.85	1.94	2.11	2.51	2.23
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
54	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.33	$16.37	$15.84	$15.41	$15.93
Net investment income[1]	0.45	0.49	0.50	0.53	0.50
Net realized and unrealized gain (loss) on investments	(1.81)	0.20	0.67	0.47	(0.47)
Total from investment operations	(1.36)	0.69	1.17	1.00	0.03
Less distributions
From net investment income	(0.53)	(0.55)	(0.54)	(0.57)	(0.55)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.62)	(0.73)	(0.64)	(0.57)	(0.55)
Net asset value, end of period	$14.35	$16.33	$16.37	$15.84	$15.41
Total return (%)[2]	(8.61)	4.20	7.47	6.70	0.19
Ratios and supplemental data
Net assets, end of period (in millions)	$5,375	$6,244	$4,693	$2,928	$2,236
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.48	0.49	0.50	0.51
Expenses including reductions	0.46	0.47	0.48	0.49	0.49
Net investment income	2.86	2.95	3.11	3.48	3.19
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	55

CLASS R2 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.34	$16.39	$15.85	$15.42	$15.95
Net investment income[1]	0.39	0.43	0.44	0.48	0.45
Net realized and unrealized gain (loss) on investments	(1.81)	0.18	0.67	0.47	(0.49)
Total from investment operations	(1.42)	0.61	1.11	0.95	(0.04)
Less distributions
From net investment income	(0.47)	(0.48)	(0.47)	(0.52)	(0.49)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.56)	(0.66)	(0.57)	(0.52)	(0.49)
Net asset value, end of period	$14.36	$16.34	$16.39	$15.85	$15.42
Total return (%)[2]	(8.96)	3.73	7.12	6.29	(0.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$111	$105	$86	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.87	0.87	0.88	0.92
Expenses including reductions	0.85	0.86	0.87	0.88	0.89
Net investment income	2.44	2.56	2.73	3.11	2.84
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
56	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.35	$16.39	$15.86	$15.43	$15.95
Net investment income[1]	0.44	0.47	0.48	0.52	0.49
Net realized and unrealized gain (loss) on investments	(1.82)	0.19	0.66	0.47	(0.48)
Total from investment operations	(1.38)	0.66	1.14	0.99	0.01
Less distributions
From net investment income	(0.51)	(0.52)	(0.51)	(0.56)	(0.53)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.60)	(0.70)	(0.61)	(0.56)	(0.53)
Net asset value, end of period	$14.37	$16.35	$16.39	$15.86	$15.43
Total return (%)[2]	(8.72)	4.05	7.32	6.55	0.05
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$62	$55	$44	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.72	0.72	0.74	0.76
Expenses including reductions	0.60	0.61	0.62	0.63	0.64
Net investment income	2.76	2.81	2.99	3.36	3.09
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	57

CLASS R6 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.35	$16.40	$15.86	$15.43	$15.96
Net investment income[1]	0.47	0.51	0.52	0.55	0.53
Net realized and unrealized gain (loss) on investments	(1.81)	0.19	0.67	0.47	(0.49)
Total from investment operations	(1.34)	0.70	1.19	1.02	0.04
Less distributions
From net investment income	(0.55)	(0.57)	(0.55)	(0.59)	(0.57)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.64)	(0.75)	(0.65)	(0.59)	(0.57)
Net asset value, end of period	$14.37	$16.35	$16.40	$15.86	$15.43
Total return (%)[2]	(8.50)	4.25	7.65	6.81	0.23
Ratios and supplemental data
Net assets, end of period (in millions)	$10,523	$10,341	$7,305	$6,560	$5,944
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.37	0.37	0.39	0.42
Expenses including reductions	0.35	0.36	0.37	0.38	0.39
Net investment income	2.97	3.05	3.22	3.61	3.37
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
58	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$16.35	$16.39	$15.86	$15.43	$15.95
Net investment income[1]	0.47	0.51	0.52	0.56	0.53
Net realized and unrealized gain (loss) on investments	(1.81)	0.20	0.67	0.47	(0.48)
Total from investment operations	(1.34)	0.71	1.19	1.03	0.05
Less distributions
From net investment income	(0.55)	(0.57)	(0.56)	(0.60)	(0.57)
From net realized gain	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.64)	(0.75)	(0.66)	(0.60)	(0.57)
Net asset value, end of period	$14.37	$16.35	$16.39	$15.86	$15.43
Total return (%)[2]	(8.49)	4.32	7.60	6.83	0.30
Ratios and supplemental data
Net assets, end of period (in millions)	$3,759	$4,458	$3,739	$4,461	$1,959
Ratios (as a percentage of average net assets):
Expenses before reductions	0.35	0.36	0.36	0.37	0.40
Expenses including reductions	0.34	0.35	0.35	0.37	0.38
Net investment income	2.98	3.07	3.23	3.63	3.34
Portfolio turnover (%)	110	98	125	106	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	59

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
60	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,359,749,787	—	$6,359,749,787	—
Foreign government obligations	95,450,634	—	95,450,634	—
Corporate bonds	11,153,501,134	—	11,153,501,134	—
Municipal bonds	64,025,568	—	64,025,568	—
Term loans	123,500,096	—	123,500,096	—
Collateralized mortgage obligations	1,759,273,235	—	1,759,273,235	—
Asset backed securities	1,955,478,441	—	1,955,478,441	—
Common stocks	24,804,854	$24,804,854	—	—
Preferred securities	45,149,825	42,434,561	2,715,264	—
Escrow certificates	12,342	—	12,342	—
Short-term investments	614,937,841	92,648,841	522,289,000	—
Total investments in securities	$22,195,883,757	$159,888,256	$22,035,995,501	—
Derivatives:
Liabilities
Futures	$(2,204,259)	$(2,204,259)	—	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the
ANNUAL REPORT | JOHN HANCOCK Bond Fund	61

collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
62	JOHN HANCOCK Bond Fund | ANNUAL REPORT

interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2022, the fund loaned securities valued at $90,747,016 and received $92,709,682 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
ANNUAL REPORT | JOHN HANCOCK Bond Fund	63

and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2022 were $73,418.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $763,446,577 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on June 1, 2022, the first day of the fund’s next taxable year.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2022 and 2021 was as follows:
	May 31, 2022	May 31, 2021
Ordinary income	$815,049,274	$930,814,832
Long-term capital gains	144,307,407	—
Total	$959,356,681	$930,814,832
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2022, the components of distributable earnings on a tax basis consisted of $20,212,393 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
64	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2022, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $164.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(2,204,259)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	65

Effect of derivative instruments on the Statement of operations
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(2,204,259)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
66	JOHN HANCOCK Bond Fund | ANNUAL REPORT

For the year ended May 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$191,302
Class C	18,970
Class I	557,862
Class R2	8,332
Class	Expense reduction
Class R4	$6,508
Class R6	1,000,225
Class NAV	380,383
Total	$2,163,582

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2022, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $72,994 for Class R4 shares for the year ended May 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,728,165 for the year ended May 31, 2022. Of this amount, $232,024 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,496,141 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2022, CDSCs received by the Distributor amounted to $42,157 and $12,922 for Class A and Class C shares, respectively.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	67

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,405,145	$2,428,236
Class C	2,113,682	240,406
Class I	—	7,088,450
Class R2	461,854	8,052
Class R4	254,098	6,363
Class R6	—	973,343
Total	$9,234,779	$10,744,850
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$11,300,000	1	0.540%	$170
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2022 and 2021 were as follows:
	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	26,471,650	$420,880,342	38,652,892	$644,370,586
Distributions reinvested	4,739,752	75,056,680	5,401,231	89,996,746
Repurchased	(29,571,430)	(461,632,481)	(41,335,033)	(687,524,842)
Net increase	1,639,972	$34,304,541	2,719,090	$46,842,490
68	JOHN HANCOCK Bond Fund | ANNUAL REPORT

	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class B shares
Sold	—	—	3,729	$63,012
Distributions reinvested	—	—	964	16,144
Repurchased	—	—	(193,268)	(3,235,561)
Net decrease	—	—	(188,575)	$(3,156,405)
Class C shares
Sold	1,125,061	$18,041,512	3,237,660	$54,007,128
Distributions reinvested	365,947	5,812,293	504,456	8,409,619
Repurchased	(4,677,838)	(73,548,592)	(6,066,637)	(100,982,858)
Net decrease	(3,186,830)	$(49,694,787)	(2,324,521)	$(38,566,111)
Class I shares
Sold	153,870,329	$2,428,787,996	186,383,088	$3,097,424,907
Distributions reinvested	14,566,680	230,704,012	13,876,937	231,003,735
Repurchased	(176,193,547)	(2,736,245,000)	(104,556,154)	(1,732,418,414)
Net increase (decrease)	(7,756,538)	$(76,752,992)	95,703,871	$1,596,010,228
Class R2 shares
Sold	1,187,593	$19,052,306	3,778,070	$62,425,939
Distributions reinvested	148,465	2,371,194	213,057	3,553,443
Repurchased	(3,573,485)	(57,315,979)	(3,654,113)	(60,303,225)
Net increase (decrease)	(2,237,427)	$(35,892,479)	337,014	$5,676,157
Class R4 shares
Sold	2,382,827	$38,238,204	1,390,654	$23,191,301
Distributions reinvested	180,798	2,850,493	155,307	2,590,376
Repurchased	(714,706)	(11,228,491)	(1,119,284)	(18,652,764)
Net increase	1,848,919	$29,860,206	426,677	$7,128,913
Class R6 shares
Sold	213,638,574	$3,417,996,846	241,700,780	$4,017,196,478
Distributions reinvested	28,483,472	451,151,271	23,297,942	388,337,222
Repurchased	(142,198,884)	(2,211,545,432)	(78,232,701)	(1,298,540,703)
Net increase	99,923,162	$1,657,602,685	186,766,021	$3,106,992,997
Class NAV shares
Sold	6,120,924	$96,971,135	43,244,135	$719,558,389
Distributions reinvested	10,784,239	171,035,504	11,071,079	184,529,067
Repurchased	(27,916,110)	(440,881,933)	(9,714,032)	(161,527,108)
Net increase (decrease)	(11,010,947)	$(172,875,294)	44,601,182	$742,560,348
Total net increase	79,220,311	$1,386,551,880	328,040,759	$5,463,488,617
ANNUAL REPORT | JOHN HANCOCK Bond Fund	69

Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,763,175
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $8,902,384,358 and $7,095,753,900, respectively, for the year ended May 31, 2022. Purchases and sales of U.S. Treasury obligations aggregated $18,805,482,138 and $19,181,012,470, respectively, for the year ended May 31, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2022, funds within the John Hancock group of funds complex held 17.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	9,266,089	$40,898,460	$632,811,819	$(581,006,925)	$(44,344)	$(10,169)	$432,957	$11,842	$92,648,841

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the
70	JOHN HANCOCK Bond Fund | ANNUAL REPORT

use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Bond Fund (the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agents, agent banks and brokers, when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
72	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $144,307,407 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	73

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
74	JOHN HANCOCK BOND FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	75

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	189
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	189
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	189
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2005	189
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	189
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	189
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
76	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	2005	189
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	189
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	189
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	189
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK BOND FUND	77

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	189
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
78	JOHN HANCOCK BOND FUND | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	79

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
80	JOHN HANCOCK BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2234706	21A 5/22
7/2022

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2022, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2022 and 2021. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock Bond Fund	$63,311	$ 61,760

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2022	May 31, 2021
John Hancock Bond Fund	$776	$604

Amounts billed to control affiliates were $119,500 and $116,000 for the fiscal years ended May 31, 2022 and 2021, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2022 and 2021. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock Bond Fund	$3,914	$5,087

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31, 2022 and 2021:

Fund	May 31, 2022	May 31, 2021
John Hancock Bond Fund	$305	$ 89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $950, 647 for the fiscal year ended May 31, 2022 and $1,147,427 for the fiscal year ended May 31, 2021

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess

William H. Cunningham

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	July 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	July 14, 2022
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	July 14, 2022